Prospectus Supplement

December 7, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Global Concentrated Real Estate Portfolio Global Infrastructure Portfolio
Global Real Estate Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio
(the "Funds")

The section of the Prospectus entitled "Fund Summary—Global Concentrated Real Estate Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by the Global Listed Real Assets team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	Since inception
Laurel Durkay	Managing Director	December 2020

The section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by the Global Listed Real Assets team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser(s)	Date Began Managing Fund
Theodore R. Bigman	Managing Director of the Adviser	August 2006
Laurel Durkay	Managing Director of the Adviser	December 2020
Michiel te Paske	Managing Director of MSIM Limited	August 2006
Sven van Kemenade	Managing Director of MSIM Limited	August 2006
Angeline Ho	Managing Director of MSIM Company	August 2006
Desmond Foong	Managing Director of MSIM Company	April 2015

The section of the Prospectus entitled "Fund Summary—Real Assets Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team, Portfolio Solutions Group, Global Multi-Asset team and Global Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	Since inception
Laurel Durkay	Managing Director	December 2020
Matthew King	Managing Director	Since inception
Ryan Meredith	Managing Director	Since inception
Mark A. Bavoso	Managing Director	Since inception
Christian G. Roth	Managing Director	Since inception

The section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by the Global Listed Real Assets team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	March 1995
Laurel Durkay	Managing Director	December 2020

The section of the Prospectus entitled "Fund Management—Portfolio Management—Global Concentrated Real Estate Portfolio" is hereby deleted and replaced with the following:

Global Concentrated Real Estate Portfolio

The Fund is managed by the Global Listed Real Assets team. The team consists of portfolio managers and analysts. The current members of the team responsible for the day-to-day management of the Fund are Theodore R. Bigman and Laurel Durkay.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Global Real Estate Portfolio" is hereby deleted and replaced with the following:

Global Real Estate Portfolio

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michiel te Paske, Sven van Kemenade, Angeline Ho, Desmond Foong and Laurel Durkay.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management. Mr. te Paske has been associated with MSIM Limited in an investment management capacity since 1997. Mr. van Kemenade has been associated with MSIM Limited in an investment management capacity since 1997. Ms. Ho has been associated with MSIM Company in an investment management capacity since 1997. Mr. Foong has been associated with MSIM Company in an investment management capacity since 2011.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Real Assets Portfolio" is hereby deleted and replaced with the following:

Real Assets Portfolio

The Fund is managed by members of the Global Listed Real Assets team, Portfolio Solutions Group, Global Multi-Asset team and Global Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, Matthew King, Ryan Meredith, Mark A. Bavoso, Christian G. Roth and Laurel Durkay.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management. Mr. King has been associated with the Adviser in an investment management capacity since 2008. Mr. Meredith has been associated with the Adviser in an investment management capacity since 2007. Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Mr. Roth has been associated with the Adviser in an investment management capacity since 1991.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Real Assets Portfolio" is hereby deleted and replaced with the following:

U.S. Real Estate Portfolio

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. The current members of the team responsible for the day-to-day management of the Fund are Theodore R. Bigman and Laurel Durkay.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Funds. Accordingly, at such time, all references to Mr. Bigman will be removed from the Funds' Prospectus.

Please retain this supplement for future reference.

  IFIPROSPT 12/20

Statement of Additional Information Supplement

December 7, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Concentrated Real Estate Portfolio Global Infrastructure Portfolio
Global Real Estate Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio
(the "Funds")

The sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—Global Concentrated Real Estate," "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—Global Real Estate," "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—Real Assets" and "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—U.S. Real Estate" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Concentrated Real Estate
Theodore R. Bigman*	7	$1.0 billion	19	$3.7 billion	15(1)	$1.2 billion(1)
Laurel Durkay*	0	0	0	0	0	0
Global Real Estate
Theodore R. Bigman*	7	762.8 million	19	3.7 billion	15(1)	1.2 billion(1)
Laurel Durkay*	0	0	0	0	0	0
Michiel te Paske*	1	45.3 million	7	2.0 billion	6(2)	354.1 million(2)
Sven van Kemenade*	1	45.3 million	7	2.0 billion	6(2)	354.1 million(2)
Angeline Ho*	1	45.3 million	7	2.1 billion	1(2)	249.0 million(2)
Desmond Foong*	1	45.3 million	7	2.1 billion	1(2)	249.0 million(2)
Real Assets
Theodore R. Bigman*	7	1.0 billion	19	3.7 billion	15(1)	1.2 billion(1)
Laurel Durkay*	0	0	0	0	0	0
Matthew King*	2	332.7 million	6	1.3 billion	3(3)	677.9 billion(3)
Ryan Meredith*	0	0	13	1.6 billion	16(4)	14.8 billion(4)
Mark A Bavoso*	4	1.9 billion	4	632.6 million	6(5)	5.9 billion(5)
Christian G. Roth*	4	1.3 billion	54	15.3 billion	48(6)	29.9 billion(6)
U.S. Real Estate
Theodore R. Bigman*	7	970.7 million	19	3.7 billion	15(1)	1.2 billion(1)
Laurel Durkay*	0	0	0	0	0	0

*  As of October 31, 2020.

(1)  Of these other accounts, five accounts with a total of $350.6 million in assets had performance-based fees.

(2)  Of these other accounts, one account with a total of $115.2 million in assets had performance-based fees.

(3)  Of these other accounts, two accounts with a total of $235.5 million in assets had performance-based fees.

(4)  Of these other accounts, four accounts with a total of $5.9 billion in assets had performance-based fees.

(5)  Of these other accounts, two accounts with a total of $3.2 billion in assets had performance-based fees.

(6)  Of these other accounts, thirteen accounts with a total of $15.7 billion in assets had performance-based fees.

The sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Concentrated Real Estate," "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Real Estate," "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Real Assets" and "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—U.S. Real Estate," is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Concentrated Real Estate
Theodore R. Bigman*	NONE
Laurel Durkay*	NONE
Global Real Estate
Theodore R. Bigman*	Over $1 million
Laurel Durkay*	NONE
Michiel te Paske*	$1-$10,000
Sven van Kemenade*	NONE
Angeline Ho*	$50,001-$100,000
Desmond Foong*	NONE
Real Assets
Theodore R. Bigman*	NONE
Laurel Durkay*	NONE
Matthew King*	NONE
Ryan Meredith*	NONE
Mark A Bavoso*	NONE
Christian G. Roth*	NONE
U.S. Real Estate
Theodore R. Bigman*	$100,001-$500,000
Laurel Durkay*	NONE

*  As of October 31, 2020.

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Funds. Accordingly, at such time, all references to Mr. Bigman will be removed from the Funds' Statement of Additional Information.

Please retain this supplement for future reference.